                                   Law Offices
                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Ste. 600
                              Washington, DC 20036

                                 March 10, 2006

Via EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Subject:  Quaker Investment Trust (File Nos. 33-38074 and 811-6260) -
               Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

     Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange
Act of 1934,  as amended,  submitted  electronically  via the EDGAR system are a preliminary proxy statement,  notice of special meeting, and form of proxy to be furnished to  shareholders of the Quaker  Small-Cap  Trend Fund (the "Fund"),  a
series of Quaker  Investment  Trust,  in  connection  with a special  meeting of shareholders  of the Fund  (the  "Meeting"),  scheduled  to be held on April 24,
2006. Definitive copies of these proxy solicitation materials are expected to be
released  to   shareholders  on  or  about  March  21,  2006.  At  the  Meeting, shareholders of the Fund will be asked to approve the liquidation of the Fund.

     Please direct any questions and comments relating to this filing to Prufesh
R. Modhera, Esq. at (202) 419-8417, or in his absence, Christopher J. Zimmerman,
Esq. at (202) 419-8402.

                                       Very truly yours,

                                       /s/ Prufesh R. Modhera
                                       Prufesh R. Modhera, Esq.
                                       Stradley Ronon Stevens & Young, LLP